World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2010

Dates Covered
Collections Period	12/01/10 -12/31/10
Interest Accrual Period	12/15/10 -01/17/11
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/10	649,513,082.63	47,918
Yield Supplement Overcollaterization Amount at 11/30/10	34,912,792.73	0

Receivables Balance at 11/30/10	684,425,875.36	47,918
Principal Payments	24,712,480.54	1,176
Defaulted Receivables	771,371.64	47
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 12/31/10	33,118,517.49	0

Pool Balance at 12/31/10	625,823,505.69	46,695

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,907,907.18	552
Past Due 61-90 days	954,238.97	107
Past Due 91 + days	199,106.28	21

Total	6,061,252.43	680

Total 31+ Delinquent as % Ending Pool Balance	0.97%

Recoveries	482,229.95

Aggregate Net Losses—December 2010	289,141.69

Overcollateralization Target Amount	37,549,410.34
Actual Overcollateralization	37,549,410.34

Weighted Average APR	4.55%
Weighted Average APR, Yield Adjusted	7.57%
Weighted Average Remaining Term	46.13

Flow of Funds	$ Amount
Collections	27,749,601.94
Advances	107.99
Investment Earnings on Cash Accounts	4,188.13
Servicing Fee	(570,354.90)

Available Funds	27,183,543.16

Distributions of Available Funds
(1) Class A Interest	715,360.40
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	22,268,202.32
(7) Distribution to Certificateholders	4,118,645.64

Total Distributions of Available Funds	27,183,543.16

Servicing Fee	570,354.90
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 12/15/10	610,542,297.67
Principal Paid	22,268,202.32
Note Balance @ 01/18/11	588,274,095.35

Class A-1
Note Balance @ 12/15/10	0.00
Principal Paid	0.00
Note Balance @ 01/18/11	0.00
Note Factor @ 01/18/11	0.0000000%

Class A-2
Note Balance @ 12/15/10	139,540,297.67
Principal Paid	22,268,202.32
Note Balance @ 01/18/11	117,272,095.35
Note Factor @ 01/18/11	59.5289824%

Class A-3
Note Balance @ 12/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 01/18/11	241,000,000.00
Note Factor @ 01/18/11	100.0000000%

Class A-4
Note Balance @ 12/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 01/18/11	198,106,000.00
Note Factor @ 01/18/11	100.0000000%

Class B
Note Balance @ 12/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 01/18/11	31,896,000.00
Note Factor @ 01/18/11	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	796,695.20
Total Principal Paid	22,268,202.32

Total Paid	23,064,897.52

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	81,398.51
Principal Paid	22,268,202.32

Total Paid to A-2 Holders	22,349,600.83

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8688042
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.2837009

Total Distribution Amount	25.1525051

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4131904
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	113.0365600

Total A-2 Distribution Amount	113.4497504

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 11/30/10	55,311.19
Balance as of 12/31/10	55,419.18
Change	107.99

Reserve Account
Balance as of 12/15/10	2,345,271.93
Investment Earnings	343.91
Investment Earnings Paid	(343.91)
Deposit/(Withdrawal)	0.00
Balance as of 01/18/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93